Provisions (Details Textual) $ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017 NZD ($)	Jan. 31, 2018 NZD ($)	Jan. 31, 2018 USD ($)	Jun. 30, 2016	Jun. 30, 2015
Additional provisions, other provisions	$ 1,006	$ 1,230
Onerous contract provision [Member]
Pre-tax discount rate applied to provisions calculations	11.40%	11.40%	11.40%	11.40%	11.40%
Additional provisions, other provisions	$ 508	$ 0
Make good provision [Member]
Pre-tax discount rate applied to provisions calculations	2.00%	2.00%	2.00%	2.00%	4.00%
Additional provisions, other provisions	$ 353	$ 595	$ 595